REVENUES (Details 1) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Disaggregation Of Revenue [Line Items]
Balance as of December 31, 2018	$ 2,363
Provision related to sales in the current year	2,395
Adjustments related prior period sales	(976)
Credit and payments made	(1,771)
Balance as of June 30, 2019	2,011
Trade Discounts, Allowances and Chargebacks [Member]
Disaggregation Of Revenue [Line Items]
Balance as of December 31, 2018	303
Provision related to sales in the current year	649
Credit and payments made	(614)
Balance as of June 30, 2019	338
Government Rebates and Other Incentives [Member]
Disaggregation Of Revenue [Line Items]
Balance as of December 31, 2018	1,880
Provision related to sales in the current year	1,625
Adjustments related prior period sales	(976)
Credit and payments made	(1,157)
Balance as of June 30, 2019	1,372
Returns [Member]
Disaggregation Of Revenue [Line Items]
Balance as of December 31, 2018	181
Provision related to sales in the current year	121
Balance as of June 30, 2019	$ 302